Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	1,701,007
Stock Options
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	6,958,312
Warrants
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share		39,857,319	40,307,328